Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Payables And Accruals [Abstract]
Summary of Other Payables and Accruals

	December 31, 2022	December 31, 2021
	US$’000	US$’000
Accrued payroll	21,892	19,207
Accrued expense	127,390	81,364
Other payables	10,960	16,867
Payable for Collaboration Assets	22,852	5,605
Other tax payables	1,015	515
	184,109	123,558